Equipment Loans - Schedule of Future Equipment Loan Maturities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 1,495,300
2022	1,532,200
2023	1,345,300
2024	1,165,100
2025	57,600
Equipment Loans	$ 5,595,500	$ 3,476,800